Interest expense	12 Months Ended
Dec. 31, 2017
Interest expense.
Interest expense

39.   Interest expense

Interest expense and similar charges in the consolidated income statement includes the interest accruing in the year on all financial liabilities with an implicit or explicit return, including remuneration in kind, calculated by applying the effective interest method, irrespective of measurement at fair value; the rectifications of cost as a result of hedge accounting; and the interest cost attributable to provisions recorded for pensions.

The detail of the main items of interest expense and similar charges accrued in 2017, 2016 and 2015 is as follows:

	Millions of euros
	2017	2016	2015
Central banks deposits	216	127	79
Credit institution deposits	2,045	1,988	2,277
Customer deposits	11,074	12,886	12,826
Debt securities issued and Subordinated liabilities	6,651	7,767	7,899
Marketable debt securities	5,685	6,822	6,965
Subordinated liabilities (Note 23)	966	945	934
Provisions for pensions (Note 25)	198	201	270
Other interest	1,561	1,098	1,035
	21,745	24,067	24,386

Most of the interest expense and similar charges was generated by the Group’s financial liabilities that are measured at amortized cost.